As filed with the Securities and Exchange Commission on September 12, 2013

Securities Act File No. 333-123257

Investment Company Act File No. 811-10325

United States Securities and Exchange Commission

Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 1,234	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 1,238	☒

MARKET VECTORS ETF TRUST

(Exact Name of Registrant as Specified in its Charter)

335 Madison Avenue, 19th Floor

New York, New York 10017

(Address of Principal Executive Offices)

(212) 293-2000

Registrant’s Telephone Number

Joseph J. McBrien, Esq.

Senior Vice President and General Counsel

Van Eck Associates Corporation

335 Madison Avenue, 19th Floor

New York, New York 10017

(Name and Address of Agent for Service)

Copy to:

Stuart M. Strauss, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

x	Immediately upon filing pursuant to paragraph (b)
On [date] pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On [date] pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On [date] pursuant to paragraph (a)(2) of rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This filing relates solely to the following series of the Registrant: Market Vectors BDC Income ETF, Market Vectors California Long Municipal Index ETF, Market Vectors CEF Municipal Income ETF, Market Vectors Emerging Markets High Yield Bond ETF, Market Vectors Emerging Markets Local Currency Bond ETF, Market Vectors Fallen Angel High Yield Bond ETF, Market Vectors High-Yield Municipal Index ETF, Market Vectors Intermediate Municipal Index ETF, Market Vectors International High Yield Bond ETF, Market Vectors Investment Grade Floating Rate ETF, Market Vectors Massachusetts Municipal Index ETF, Market Vectors New Jersey Municipal Index ETF, Market Vectors New York Municipal Index ETF, Market Vectors LatAm Aggregate Bond ETF, Market Vectors Long Municipal Index ETF, Market Vectors Mortgage REIT Income ETF, Market Vectors Ohio Municipal Index ETF, Market Vectors Pennsylvania Municipal Index ETF, Market Vectors Preferred Securities ex Financials ETF, Market Vectors Pre-Refunded Municipal Index ETF, Market Vectors Renminbi Bond ETF, Market Vectors Short Municipal Index ETF and Market Vectors Treasury-Hedged High Yield Bond ETF.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 12th day of September 2013.

MARKET VECTORS ETF TRUST

By:	/s/ Jan F. van Eck
Name:	Jan F. van Eck
Title: President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ David H. Chow*	Trustee	September 12, 2013
David H. Chow

/s/ R. Alastair Short*	Trustee	September 12, 2013
R. Alastair Short

/s/ Peter J. Sidebottom*	Trustee	September 12, 2013
Peter J. Sidebottom

/s/ Richard D. Stamberger*	Trustee	September 12, 2013
Richard D. Stamberger

/s/ Jan F. van Eck	President, Chief	September 12, 2013
Jan F. van Eck	Executive Officer and
Trustee

/s/ John J. Crimmins	Treasurer, Chief	September 12, 2013
John J. Crimmins	Financial Officer and
Principal Accounting
Officer

*By:	/s/ Laura I. Martínez
Laura I. Martínez
Attorney in Fact

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase